Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 518,972	¥ 560,806	¥ 399,073
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	6,531	(3,053)	(3,857)
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (964)	¥ (952)	¥ (653)

[1]	Amounts include the net gains (losses) of ¥(653) million, ¥(952) million and ¥(964) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2023, 2024 and 2025, respectively.